Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015
C000016782
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 15,260	$ 16,051	$ 16,518	$ 17,060	$ 16,972	$ 15,859	$ 16,951	$ 16,826	$ 17,544	$ 18,046	$ 17,085	$ 16,778	$ 16,371	$ 15,900	$ 16,527	$ 16,203	$ 15,766	$ 15,346	$ 14,684	$ 13,822	$ 14,320	$ 14,802	$ 14,884	$ 14,831	$ 14,222	$ 14,716	$ 14,243	$ 13,847	$ 14,471	$ 14,594	$ 14,859	$ 14,196	$ 13,127	$ 13,545	$ 14,244	$ 13,822	$ 14,084	$ 14,096	$ 14,968	$ 14,284	$ 14,365	$ 15,767	$ 14,621	$ 15,340	$ 14,632	$ 15,446	$ 15,092	$ 14,555	$ 14,136	$ 14,154	$ 13,563	$ 13,402	$ 13,702	$ 13,705	$ 13,207	$ 12,380	$ 12,891	$ 12,964	$ 12,729	$ 12,254	$ 12,371	$ 11,790	$ 10,463	$ 10,910	$ 11,614	$ 11,903	$ 11,536	$ 11,006	$ 10,499	$ 10,709	$ 10,796	$ 10,838	$ 10,085	$ 10,274	$ 10,649	$ 10,583	$ 10,364	$ 9,761	$ 10,693	$ 10,152	$ 10,992	$ 10,796	$ 10,376	$ 9,851	$ 9,676	$ 9,434	$ 9,396	$ 9,563	$ 10,050	$ 9,450	$ 9,522	$ 9,315	$ 9,515	$ 9,459	$ 9,285	$ 9,260	$ 8,876	$ 8,894	$ 8,715	$ 8,758	$ 8,226	$ 7,941	$ 7,950	$ 7,795	$ 8,495	$ 8,436	$ 8,770	$ 8,261	$ 8,325	$ 8,129	$ 7,908	$ 7,724	$ 7,913	$ 8,868	$ 8,757	$ 8,718	$ 8,233	$ 8,984	$ 9,787	$ 9,417	$ 9,425
C000016785
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 15,032	15,814	16,286	16,829	16,758	15,666	16,757	16,645	17,363	17,871	16,931	16,638	16,241	15,789	16,415	16,109	15,684	15,273	14,625	13,773	14,282	14,771	14,860	14,815	14,218	14,720	14,256	13,869	14,504	14,631	14,911	14,253	13,185	13,613	14,327	13,918	14,185	14,203	15,091	14,414	14,501	15,930	14,779	15,515	14,811	15,644	15,295	14,757	14,343	14,370	13,778	13,628	13,934	13,950	13,452	12,615	13,146	13,231	12,996	12,521	12,648	12,060	10,711	11,177	11,905	12,206	11,836	11,298	10,790	11,011	11,106	11,159	10,388	10,589	10,978	10,917	10,699	10,080	11,051	10,503	11,379	11,183	10,756	10,218	10,043	9,797	9,762	9,943	10,453	9,837	9,917	9,707	9,921	9,868	9,694	9,674	9,277	9,303	9,123	9,172	8,620	8,325	8,341	8,182	8,926	8,869	9,224	8,694	8,767	8,567	8,338	8,151	8,354	9,367	9,256	9,222	8,715	9,516	10,372	9,984	10,000
C000016786
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 16,621	17,475	17,981	18,563	18,470	17,250	18,440	18,297	19,070	19,612	18,562	18,230	17,780	17,263	17,940	17,587	17,108	16,646	15,927	14,986	15,524	16,047	16,130	16,067	15,404	15,939	15,420	14,990	15,660	15,787	16,075	15,354	14,193	14,640	15,393	14,938	15,217	15,224	16,161	15,420	15,507	17,016	15,774	16,548	15,781	16,652	16,269	15,684	15,233	15,247	14,606	14,433	14,752	14,752	14,215	13,321	13,868	13,943	13,688	13,173	13,294	12,669	11,240	11,722	12,472	12,780	12,381	11,810	11,265	11,488	11,574	11,619	10,810	11,012	11,408	11,333	11,095	10,449	11,447	10,867	11,764	11,549	11,098	10,534	10,346	10,083	10,037	10,217	10,736	10,094	10,165	9,946	10,155	10,092	9,906	9,878	9,464	9,482	9,290	9,333	8,766	8,458	8,465	8,299	9,044	8,978	9,331	8,789	8,853	8,645	8,407	8,210	8,409	9,422	9,302	9,260	8,742	9,539	10,388	9,992	10,000
C000016787
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,663,752	1,748,960	1,799,365	1,858,170	1,848,169	1,726,558	1,845,214	1,830,975	1,908,501	1,962,691	1,857,872	1,824,250	1,779,554	1,727,737	1,795,376	1,759,777	1,711,916	1,665,637	1,593,612	1,499,449	1,553,310	1,605,288	1,613,574	1,607,171	1,540,880	1,594,742	1,543,140	1,499,825	1,566,869	1,579,676	1,608,384	1,536,135	1,419,795	1,464,626	1,540,210	1,494,638	1,522,426	1,523,167	1,616,906	1,542,804	1,551,326	1,702,494	1,578,275	1,655,505	1,578,956	1,666,052	1,627,607	1,569,430	1,523,840	1,525,541	1,461,580	1,444,229	1,475,870	1,475,870	1,422,142	1,332,809	1,387,470	1,394,967	1,369,354	1,317,816	1,329,998	1,267,527	1,124,470	1,172,572	1,247,849	1,278,459	1,238,789	1,181,535	1,126,845	1,149,063	1,157,893	1,162,450	1,081,270	1,101,494	1,141,087	1,133,966	1,110,324	1,045,379	1,145,107	1,087,051	1,176,843	1,155,427	1,110,273	1,053,766	1,034,673	1,008,354	1,003,968	1,021,771	1,073,634	1,009,386	1,016,564	994,465	1,015,593	1,009,279	990,579	987,665	946,624	948,081	929,139	933,267	876,683	846,085	846,636	830,091	904,544	897,926	933,144	879,017	885,399	864,600	840,727	820,873	840,964	942,362	930,327	926,061	874,264	953,890	1,038,797	999,187	1,000,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	33,535	31,549	31,765	33,661	34,106	33,182	33,993	32,108	32,402	31,724	30,973	30,600	29,540	28,145	29,343	28,429	26,988	26,542	25,388	23,264	23,763	24,953	25,357	24,568	23,045	22,945	22,592	21,792	22,337	21,017	22,302	21,121	19,539	21,522	22,437	20,542	22,391	22,350	24,485	23,608	24,337	25,665	24,564	24,736	23,116	24,244	23,528	22,982	22,458	22,302	21,172	20,284	19,740	19,941	19,203	17,308	17,781	18,483	17,244	16,323	16,005	15,277	13,541	15,450	16,836	16,842	16,349	15,776	15,442	15,158	15,402	15,184	14,184	15,147	14,557	14,280	13,835	12,809	14,080	13,799	14,812	14,728	14,263	13,751	13,667	13,346	13,295	13,641	14,163	13,396	13,249	12,855	12,562	12,308	12,270	12,023	11,948	11,783	11,663	11,649	11,204	10,996	10,783	10,398	10,591	10,589	10,574	10,198	10,172	9,992	9,954	9,321	9,334	9,821	9,979	9,949	9,175	9,408	10,012	9,806	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	33,535	31,549	31,765	33,661	34,106	33,182	33,993	32,108	32,402	31,724	30,973	30,600	29,540	28,145	29,343	28,429	26,988	26,542	25,388	23,264	23,763	24,953	25,357	24,568	23,045	22,945	22,592	21,792	22,337	21,017	22,302	21,121	19,539	21,522	22,437	20,542	22,391	22,350	24,485	23,608	24,337	25,665	24,564	24,736	23,116	24,244	23,528	22,982	22,458	22,302	21,172	20,284	19,740	19,941	19,203	17,308	17,781	18,483	17,244	16,323	16,005	15,277	13,541	15,450	16,836	16,842	16,349	15,776	15,442	15,158	15,402	15,184	14,184	15,147	14,557	14,280	13,835	12,809	14,080	13,799	14,812	14,728	14,263	13,751	13,667	13,346	13,295	13,641	14,163	13,396	13,249	12,855	12,562	12,308	12,270	12,023	11,948	11,783	11,663	11,649	11,204	10,996	10,783	10,398	10,591	10,589	10,574	10,198	10,172	9,992	9,954	9,321	9,334	9,821	9,979	9,949	9,175	9,408	10,012	9,806	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	33,535	31,549	31,765	33,661	34,106	33,182	33,993	32,108	32,402	31,724	30,973	30,600	29,540	28,145	29,343	28,429	26,988	26,542	25,388	23,264	23,763	24,953	25,357	24,568	23,045	22,945	22,592	21,792	22,337	21,017	22,302	21,121	19,539	21,522	22,437	20,542	22,391	22,350	24,485	23,608	24,337	25,665	24,564	24,736	23,116	24,244	23,528	22,982	22,458	22,302	21,172	20,284	19,740	19,941	19,203	17,308	17,781	18,483	17,244	16,323	16,005	15,277	13,541	15,450	16,836	16,842	16,349	15,776	15,442	15,158	15,402	15,184	14,184	15,147	14,557	14,280	13,835	12,809	14,080	13,799	14,812	14,728	14,263	13,751	13,667	13,346	13,295	13,641	14,163	13,396	13,249	12,855	12,562	12,308	12,270	12,023	11,948	11,783	11,663	11,649	11,204	10,996	10,783	10,398	10,591	10,589	10,574	10,198	10,172	9,992	9,954	9,321	9,334	9,821	9,979	9,949	9,175	9,408	10,012	9,806	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	3,353,514	3,154,928	3,176,467	3,366,129	3,410,631	3,318,227	3,399,259	3,210,782	3,240,166	3,172,412	3,097,282	3,060,034	2,954,037	2,814,482	2,934,334	2,842,866	2,698,764	2,654,163	2,538,823	2,326,367	2,376,333	2,495,304	2,535,676	2,456,753	2,304,484	2,294,511	2,259,248	2,179,239	2,233,740	2,101,683	2,230,173	2,112,138	1,953,944	2,152,155	2,243,656	2,054,245	2,239,066	2,234,966	2,448,478	2,360,822	2,433,690	2,566,499	2,456,412	2,473,551	2,311,596	2,424,352	2,352,813	2,298,219	2,245,791	2,230,214	2,117,221	2,028,386	1,973,954	1,994,086	1,920,256	1,730,796	1,778,082	1,848,312	1,724,364	1,632,325	1,600,496	1,527,733	1,354,141	1,544,964	1,683,553	1,684,213	1,634,869	1,577,604	1,544,158	1,515,797	1,540,194	1,518,372	1,418,408	1,514,662	1,455,720	1,427,972	1,383,549	1,280,903	1,408,036	1,379,916	1,481,153	1,472,770	1,426,294	1,375,121	1,366,709	1,334,570	1,329,469	1,364,136	1,416,338	1,339,638	1,324,907	1,285,482	1,256,169	1,230,780	1,227,024	1,202,301	1,194,843	1,178,262	1,166,284	1,164,925	1,120,437	1,099,582	1,078,269	1,039,762	1,059,081	1,058,881	1,057,396	1,019,797	1,017,161	999,217	995,358	932,124	933,383	982,120	997,858	994,899	917,504	940,782	1,001,188	980,642	1,000,000
DWS Index: MSCI World Health Care Index
Account Value [Line Items]
Account Value	18,127	18,811	19,174	19,629	19,411	18,244	19,426	19,597	20,590	21,223	20,118	19,481	19,119	18,621	19,388	18,942	18,525	18,040	17,276	16,339	17,040	17,612	17,749	17,523	16,982	17,707	17,109	16,569	17,274	17,387	17,595	16,659	15,367	15,997	17,023	16,485	17,025	16,941	17,764	16,948	17,024	18,382	17,121	17,755	17,036	17,978	17,493	16,865	16,374	16,044	15,455	15,085	15,507	15,343	14,884	13,661	14,362	14,562	14,269	13,707	13,893	13,354	11,965	12,413	13,324	13,516	13,071	12,481	11,888	11,900	11,904	12,038	11,277	11,554	11,859	11,759	11,532	10,967	11,929	11,313	12,109	11,869	11,528	10,861	10,718	10,668	10,567	10,791	11,298	10,698	10,705	10,468	10,606	10,465	10,363	10,355	10,082	9,867	9,684	9,653	9,125	8,930	8,792	8,784	9,435	9,448	9,857	9,428	9,354	9,225	8,929	8,718	8,828	9,583	9,439	9,502	8,958	9,547	10,303	9,883	10,000
DWS Index: MSCI World Health Care Index
Account Value [Line Items]
Account Value	18,127	18,811	19,174	19,629	19,411	18,244	19,426	19,597	20,590	21,223	20,118	19,481	19,119	18,621	19,388	18,942	18,525	18,040	17,276	16,339	17,040	17,612	17,749	17,523	16,982	17,707	17,109	16,569	17,274	17,387	17,595	16,659	15,367	15,997	17,023	16,485	17,025	16,941	17,764	16,948	17,024	18,382	17,121	17,755	17,036	17,978	17,493	16,865	16,374	16,044	15,455	15,085	15,507	15,343	14,884	13,661	14,362	14,562	14,269	13,707	13,893	13,354	11,965	12,413	13,324	13,516	13,071	12,481	11,888	11,900	11,904	12,038	11,277	11,554	11,859	11,759	11,532	10,967	11,929	11,313	12,109	11,869	11,528	10,861	10,718	10,668	10,567	10,791	11,298	10,698	10,705	10,468	10,606	10,465	10,363	10,355	10,082	9,867	9,684	9,653	9,125	8,930	8,792	8,784	9,435	9,448	9,857	9,428	9,354	9,225	8,929	8,718	8,828	9,583	9,439	9,502	8,958	9,547	10,303	9,883	10,000
DWS Index: MSCI World Health Care Index
Account Value [Line Items]
Account Value	18,127	18,811	19,174	19,629	19,411	18,244	19,426	19,597	20,590	21,223	20,118	19,481	19,119	18,621	19,388	18,942	18,525	18,040	17,276	16,339	17,040	17,612	17,749	17,523	16,982	17,707	17,109	16,569	17,274	17,387	17,595	16,659	15,367	15,997	17,023	16,485	17,025	16,941	17,764	16,948	17,024	18,382	17,121	17,755	17,036	17,978	17,493	16,865	16,374	16,044	15,455	15,085	15,507	15,343	14,884	13,661	14,362	14,562	14,269	13,707	13,893	13,354	11,965	12,413	13,324	13,516	13,071	12,481	11,888	11,900	11,904	12,038	11,277	11,554	11,859	11,759	11,532	10,967	11,929	11,313	12,109	11,869	11,528	10,861	10,718	10,668	10,567	10,791	11,298	10,698	10,705	10,468	10,606	10,465	10,363	10,355	10,082	9,867	9,684	9,653	9,125	8,930	8,792	8,784	9,435	9,448	9,857	9,428	9,354	9,225	8,929	8,718	8,828	9,583	9,439	9,502	8,958	9,547	10,303	9,883	10,000
DWS Index: MSCI World Health Care Index
Account Value [Line Items]
Account Value	$ 1,812,723	$ 1,881,099	$ 1,917,369	$ 1,962,886	$ 1,941,064	$ 1,824,386	$ 1,942,625	$ 1,959,735	$ 2,059,012	$ 2,122,276	$ 2,011,764	$ 1,948,062	$ 1,911,881	$ 1,862,145	$ 1,938,776	$ 1,894,185	$ 1,852,457	$ 1,803,999	$ 1,727,567	$ 1,633,880	$ 1,703,951	$ 1,761,232	$ 1,774,904	$ 1,752,288	$ 1,698,164	$ 1,770,671	$ 1,710,852	$ 1,656,939	$ 1,727,423	$ 1,738,675	$ 1,759,516	$ 1,665,887	$ 1,536,749	$ 1,599,742	$ 1,702,282	$ 1,648,468	$ 1,702,474	$ 1,694,121	$ 1,776,404	$ 1,694,782	$ 1,702,382	$ 1,838,200	$ 1,712,095	$ 1,775,478	$ 1,703,563	$ 1,797,795	$ 1,749,267	$ 1,686,512	$ 1,637,448	$ 1,604,449	$ 1,545,450	$ 1,508,516	$ 1,550,688	$ 1,534,348	$ 1,488,389	$ 1,366,117	$ 1,436,184	$ 1,456,226	$ 1,426,896	$ 1,370,676	$ 1,389,261	$ 1,335,379	$ 1,196,496	$ 1,241,340	$ 1,332,415	$ 1,351,623	$ 1,307,103	$ 1,248,125	$ 1,188,777	$ 1,190,026	$ 1,190,383	$ 1,203,772	$ 1,127,697	$ 1,155,373	$ 1,185,946	$ 1,175,927	$ 1,153,168	$ 1,096,707	$ 1,192,941	$ 1,131,287	$ 1,210,909	$ 1,186,857	$ 1,152,773	$ 1,086,057	$ 1,071,803	$ 1,066,760	$ 1,056,671	$ 1,079,120	$ 1,129,771	$ 1,069,814	$ 1,070,514	$ 1,046,843	$ 1,060,574	$ 1,046,507	$ 1,036,297	$ 1,035,523	$ 1,008,170	$ 986,655	$ 968,367	$ 965,288	$ 912,518	$ 892,998	$ 879,180	$ 878,396	$ 943,523	$ 944,768	$ 985,723	$ 942,836	$ 935,393	$ 922,472	$ 892,926	$ 871,765	$ 882,781	$ 958,282	$ 943,926	$ 950,218	$ 895,788	$ 954,696	$ 1,030,291	$ 988,311	$ 1,000,000